Offerings	Mar. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550%% Senior Notes due 2027
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99904
Maximum Aggregate Offering Price | $	$ 999,040,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 152,953.02
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus supplement for the related offerings. The maximum aggregate offering price of those offerings is $9,983,006,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2028
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99928
Maximum Aggregate Offering Price | $	$ 999,280,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 152,989.77
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus supplement for the related offerings. The maximum aggregate offering price of those offerings is $9,983,006,000.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2030
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99984
Maximum Aggregate Offering Price | $	$ 1,999,680,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 306,151.01
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus supplement for the related offerings. The maximum aggregate offering price of those offerings is $9,983,006,000.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2032
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99757
Maximum Aggregate Offering Price | $	$ 1,496,355,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 229,091.95
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus supplement for the related offerings. The maximum aggregate offering price of those offerings is $9,983,006,000.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2035
Amount Registered | shares	2,400,000,000
Proposed Maximum Offering Price per Unit | shares	0.9978
Maximum Aggregate Offering Price | $	$ 2,394,720,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 366,631.63
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus supplement for the related offerings. The maximum aggregate offering price of those offerings is $9,983,006,000.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2055
Amount Registered | shares	2,100,000,000
Proposed Maximum Offering Price per Unit | shares	0.99711
Maximum Aggregate Offering Price | $	$ 2,093,931,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 320,580.84
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus supplement for the related offerings. The maximum aggregate offering price of those offerings is $9,983,006,000.